Subsequent Events (Details) - USD ($) $ in Thousands				1 Months Ended		6 Months Ended
	Jul. 17, 2026	Jan. 08, 2026	Jan. 04, 2024	Aug. 31, 2026	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Events [Line Items]
Net of issuance cost (in Dollars)						$ 115	$ 72
Forecast [Member]
Subsequent Events [Line Items]
Net of issuance cost (in Dollars)				$ 780
Warrant [Member]
Subsequent Events [Line Items]
Total amount of warrants exercised (in Dollars)		$ 468	$ 18,542
August 2024 [Member] | Forecast [Member]
Subsequent Events [Line Items]
New warrants of shares exercised				72,714
Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares					153,140
Net of issuance cost (in Dollars)					$ 780
Additional payment	$ 15,000
Payments receivable	290,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
New warrants of shares exercised					398,961
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
New warrants of shares exercised					398,961
Subsequent Event [Member] | New Drug Application [Member]
Subsequent Events [Line Items]
Additional payment	$ 15,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Total amount of warrants exercised (in Dollars)					$ 1,440